Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have a cybersecurity program for assessing, identifying, and managing material risks from cybersecurity threats. This includes compliance with the Enterprise Information Security Policy (“EISP”) established by BN.
We believe our cybersecurity program is reasonably designed to materially protect the integrity and availability of our information and technology. This program addresses security governance, security awareness, employee training, relevant access and end-point security, vulnerability management, penetration testing, security monitoring and incident response. We use technologies to optimize our security risk detection and response capabilities, in addition to access controls and anti-malware protections. We believe our practices align with the National Institute of Standards and Technology Cybersecurity Framework in meeting and exceeding the industry average in cybersecurity practice.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have a cybersecurity program for assessing, identifying, and managing material risks from cybersecurity threats. This includes compliance with the Enterprise Information Security Policy (“EISP”) established by BN.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity at our partnership is overseen by our General Partner’s board of directors, the audit committee and management, as well as by BN, through the EISP described above.
The Audit Committee of our General Partner’s board of directors is responsible for overseeing risk management strategies that are specific to our partnership, including reviewing management’s assessment of the current and emerging risks and related mitigation strategies across financial and non-financial risks, including cybersecurity risks. Regular reports and updates on cybersecurity risks are made to senior management of the Service Providers and the respective board of directors of our portfolio companies.
The CISO works closely with BN’s senior management, legal counsel and external counsel to develop and monitor BN’s data protection, privacy and cybersecurity program and policies, including such policies that apply to our partnership. The CISO provides periodic reports to the audit committee of BN, which subsequently reports to the board of directors of BN about data protection and cybersecurity risks and issues.
In addition, BN has established a Cybersecurity Committee, led by the CISO, and composed of representatives from BN’s operating businesses including our partnership. The Cybersecurity Committee meets quarterly to discuss cybersecurity risks, emerging technologies and associated risks, and security initiatives at Brookfield and its operating businesses.
The CISO has over 20 years’ experience in cybersecurity oversight and the remaining Cybersecurity Committee members have an average of approximately 7 years of cybersecurity experience.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity at our partnership is overseen by our General Partner’s board of directors, the audit committee and management, as well as by BN, through the EISP described above.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Audit Committee of our General Partner’s board of directors is responsible for overseeing risk management strategies that are specific to our partnership, including reviewing management’s assessment of the current and emerging risks and related mitigation strategies across financial and non-financial risks, including cybersecurity risks. Regular reports and updates on cybersecurity risks are made to senior management of the Service Providers and the respective board of directors of our portfolio companies.

Cybersecurity Risk Role of Management [Text Block]	he CISO works closely with BN’s senior management, legal counsel and external counsel to develop and monitor BN’s data protection, privacy and cybersecurity program and policies, including such policies that apply to our partnership. The CISO provides periodic reports to the audit committee of BN, which subsequently reports to the board of directors of BN about data protection and cybersecurity risks and issues.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Audit Committee of our General Partner’s board of directors is responsible for overseeing risk management strategies that are specific to our partnership, including reviewing management’s assessment of the current and emerging risks and related mitigation strategies across financial and non-financial risks, including cybersecurity risks. Regular reports and updates on cybersecurity risks are made to senior management of the Service Providers and the respective board of directors of our portfolio companies.
The CISO works closely with BN’s senior management, legal counsel and external counsel to develop and monitor BN’s data protection, privacy and cybersecurity program and policies, including such policies that apply to our partnership. The CISO provides periodic reports to the audit committee of BN, which subsequently reports to the board of directors of BN about data protection and cybersecurity risks and issues.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CISO has over 20 years’ experience in cybersecurity oversight and the remaining Cybersecurity Committee members have an average of approximately 7 years of cybersecurity experience
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CISO provides periodic reports to the audit committee of BN, which subsequently reports to the board of directors of BN about data protection and cybersecurity risks and issues.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true